LOANS FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2023
LOANS FROM THIRD PARTIES
LOANS FROM THIRD PARTIES

NOTE 15 – LOANS FROM THIRD PARTIES

As of December 31, 2023 and 2022, loans from third parties consist of unsecured loans from third parties at a weighted average annual effective interest rate of 23.1% and 8.7% for working capital purposes, respectively. These loans do not have repayment period and are repayable on demand.